Exhibit 99.12

Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation	Exception Grade - Fitch		Exception Grade - S&P		Exception Grade - Moody's		Exception Grade - KBRA		Exception Grade - DBRS
															Initial	Final	Initial	Final	Initial	Final	Initial	Final	Initial	Final
DWEOI2G2FUM	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	DWEOI2G2FUM-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
Loan file is missing Final HOI Policy and/or Declarations page from Insurer, XXX. The loan file includes an agent's Binder only. Provide the final HOI Policy and/or Declarations page from the insurer for review.
															C	A	C	A	C	A	C	A	C	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	551QQ3SG4XG-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	Missing 1-4 Rider					D	A	D	A	D	A	D	A	D	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P53QUPGDCGU-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Missing the Mortgage. Missing the Business Purpose rider.		Client provided Business Purpose Affidavit	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
SCVAK5EGJOF	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	SCVAK5EGJOF-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Hazard insurance policy is missing from the loan file. Please provide.			XX/XX/XXXX Declaration page located in file page 5.	XX/XX/XXXX Declaration page located in file page 5.	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	CFP2WEB0RN3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
Missing all borrowing entity documentation: Personal identification for any member with 20%+ ownership in entity (driver’s license, passport, or other government issues photo identification); Valid and filed Certificates of Formation (Articles of Organization/Incorporation); Valid operating agreement / partnership agreement / bylaws; Valid Certificate of Good Standing; Executed W9.
												Client Provided Articles of XXX, Operating Agreement, Pledge and Securitization Agreement, W9, Guarantor ID	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Missing evidence of insurance.		Client provided Insruance binder	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
BTETDGTFNQP	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	BTETDGTFNQP-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The HUD (Pg 1990) reflects insurance and taxes as escrowed; however, the monthly breakdown and number of months collected was not provided.
Insurance documentation loaded for review for the two properties referenced. Regarding the HUD breakdown question, this is a 13 property loan - you have to add together all of the relevant escrow related dollar amounts across the 13 properties and then divide to QC the payment shown. This is why there is not a “generic” months insertion on the HUD. File evidences this specifically. We are happy to walk you through a complete reconciliation if you would like us to. It seems reviewer expects this number to reconcile to a complete or total payment for escrow and this is not what would be collected at closing it would solely be escrow “cushions”.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
NOVG0XEWHWH	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	NOVG0XEWHWH-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing Entity Docs: Page 2 of Articles of Organization and Missing Page 1 of the Membership Interest which contain items 1 - 3.		XX/XX/XXXX: Does the Membership Interest Certificate in page 13&14 not sufficient for Membership interest?
XX/XX/XXXX: Cleared

XX/XX/XXXX: Requested documentation not sent.

XX/XX/XXXX: Not cleared. Page 13 and 14 of the Membership Certification provided does not meet the reuqirements. The loan file conains a Bill of Sale (p.37) and the following page starts with page two of an agreement. Page one of this document is missing. Additionally, provide page 2 of the Articles of Organization for XXX as the file contains only page 1 of 2 (p.35)

XX/XX/XXXX: Not cleared. Provided pages one and two of the Loan For Business Purposes Affidavit, all 14 pages of the Pledge and Security Agreement and 133 page closing package. None of which included the requested missing documents. Please provide page 2 of the Articles of Organization for XXX and page 1 of the Membership Interest which contains items 1-3.

XX/XX/XXXX: Cleared

XX/XX/XXXX: Requested documentation not sent.

XX/XX/XXXX: Not cleared. Page 13 and 14 of the Membership Certification provided does not meet the reuqirements. The loan file conains a Bill of Sale (p.37) and the following page starts with page two of an agreement. Page one of this document is missing. Additionally, provide page 2 of the Articles of Organization for XXX as the file contains only page 1 of 2 (p.35)

XX/XX/XXXX: Not cleared. Provided pages one and two of the Loan For Business Purposes Affidavit, all 14 pages of the Pledge and Security Agreement and 133 page closing package. None of which included the requested missing documents. Please provide page 2 of the Articles of Organization for XXX and page 1 of the Membership Interest which contains items 1-3.

															D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	WEGS30JFSVO-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	The guidelines restrict the LTV to 60% for a cash out of a foreign national. The loan was approved with a 75% LTV/CLTV.
XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.

XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.
															C	B	C	B	C	B	C	B	C	B
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	WEGS30JFSVO-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)	The guidelines restrict the LTV to 60% for a cash out of a foreign national. The loan was approved with a 75% LTV.		Client provided copy of borrower/guarantor permenant resident card to confirm borrower is not forgien national.
XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.

XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.
															C	B	C	B	C	B	C	B	C	B
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	WEGS30JFSVO-49N3UVYZ	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl 2)	The guidelines restrict the LTV to 60% for a cash out of a foreign national. The loan was approved with a 75% LTV/CLTV.		Client provided Permenant Resident card to confirm borrower/guarantor is not a forgien national.
XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.

XX/XX/XXXX: Exception Remains. Final Grade 2/B. 5% ltv Exceptoin. The lender provided a copy of the borrowers permanent residence card confirming the borrower is not a foreign national. The guidelines indicate the maximum LTV for a cash out refinance with a credit score of 700-739 is 70%.

															C	B	C	B	C	B	C	B	C	B
SSHLCHGKOI5	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	SSHLCHGKOI5-DGESHZTC	Personal Guar. > 50% Ownshp Didn't Meet FICO Reqs	* One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements (Lvl 2)
The Guarantor’s 695 FICO (Pg 224) limited the rate/term refinance LTV to 70% per the XXX DSCR Guidelines XX/XX/XXXX, there appears to be a possible exception request in the file (Pg 541); however, an exception approval was missing.
													5% LTV Exception. Final Grade 2/B	5% LTV Exception. Final Grade 2/B	C	B	C	B	C	B	C	B	C	B
2WGVCMHW2MO	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	2WGVCMHW2MO-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
The subject review 75% LTV/CLTV exceeded the XXX DSCR Guidelines maximum 70% LTV/CLTV for the Guarantors 701 FICO (Pg 332) the guidelines required a 740+ FICO for a 75% LTV/CLTV and there was no exception request and or approval in the file.
													5% LTV exception. Final Grade 2/B	5% LTV exception. Final Grade 2/B	C	B	C	B	C	B	C	B	C	B
SSHLCHGKOI5	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	SSHLCHGKOI5-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
The Guarantor’s 695 FICO (Pg 224) limited the rate/term refinance LTV to 70% per the XXX DSCR Guidelines XX/XX/XXXX, there appears to be a possible exception request in the file (Pg 541); however, an exception approval was missing.
													5% LTV Excpeiton. Final Grade 2/B	5% LTV Excpeiton. Final Grade 2/B	C	B	C	B	C	B	C	B	C	B
FEVFZBH0L33	XXXXXXXX	XXXXXX	Credit	Property	Resolved	Resolved	FEVFZBH0L33-MMFXQ9QT	FEMA Declaration - (Public)	* FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection (Lvl R)
The loan file was missing a post-disaster property inspection. The property was in XXX, New York, which was declared a FEMA Disaster Area XX/XX/XXXX due to Remnants of Hurricane XXX. The Appraisal in the loan file was as of XX/XX/XXXX.

XX/XX/XXXX: Not cleared. The documentation sent by the seller is dated XX/XX/XXXX which is prior to the FEMA Disaster declaration.
XX/XX/XXXX: Cleared. Post Disaster inspection from XXX completed on XX/XX/XXXX is clear no damage.

XX/XX/XXXX: Not cleared. The documentation sent by the seller is dated XX/XX/XXXX which is prior to the FEMA Disaster declaration.
XX/XX/XXXX: Cleared. Post Disaster inspection from XXX completed on XX/XX/XXXX is clear no damage.
															C	A	C	A	C	A	C	A	C	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P53QUPGDCGU-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	Missing the Mortgage.			XX/XX/XXXX: Cleared. Documents Requested Received.	XX/XX/XXXX: Cleared. Documents Requested Received.	D	A	D	A	D	A	D	A	D	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P53QUPGDCGU-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Missing the Note.			XX/XX/XXXX: Cleared. Documents Requested Received.	XX/XX/XXXX: Cleared. Documents Requested Received.	D	A	D	A	D	A	D	A	D	A
UGGZGPDMFLF	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	UGGZGPDMFLF-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Application is missing			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	551QQ3SG4XG-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	HUD is missing			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
XDGVYQ4CX4H	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XDGVYQ4CX4H-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Loan application is missing from the loan file. Please send.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
XDGVYQ4CX4H	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XDGVYQ4CX4H-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The HUD1 is missing from the loan file.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
FEVFZBH0L33	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	FEVFZBH0L33-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan closed with an Agent’s Binder for Hazard insurance coverage only, pages 466 & 566. The Loan file was missing the final Policy and/or Declarations from the Insurer, XXX.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
XDGVYQ4CX4H	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XDGVYQ4CX4H-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Mortgage/Deed is missing from the loan file. Please send.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
XDGVYQ4CX4H	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	XDGVYQ4CX4H-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing from the loan file. Please send.			XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P53QUPGDCGU-XSZ7Z83G	Required rider to note is missing	* Required rider to note is missing (Lvl R)	Missing the Guarantor agreement.			XX/XX/XXXX: Cleared. Documents Requested Received.	XX/XX/XXXX: Cleared. Documents Requested Received.	D	A	D	A	D	A	D	A	D	A
G02NAVCW0NG	XXXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	G02NAVCW0NG-HTEKL4JF	Asset do not meet guidelines	* Asset do not meet guidelines (Lvl R)	The verified assets in the file totaling $XXX (Pg 1) were short to close by $XXX (Pg 199).			XX/XX/XXXX: Cleared. Documents Requested Received. Per Settlement Statement, funds to close is $XXX. Borrower has verified assets of $XXX which is sufficient to close and meet reserve requirement.	XX/XX/XXXX: Cleared. Documents Requested Received. Per Settlement Statement, funds to close is $XXX. Borrower has verified assets of $XXX which is sufficient to close and meet reserve requirement.	D	A	D	A	D	A	D	A	D	A
G02NAVCW0NG	XXXXXXXX	XXXXXX	Credit	Assets Insufficient	Resolved	Resolved	G02NAVCW0NG-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	The verified assets in the file totaling $XXX(Pg 1) were short to close by $XXX (Pg 199). 6 months required reserves totaling $XXX were not met.			XX/XX/XXXX: Cleared. Documents Requested Received. Per Settlement Statement, funds to close is $XXX. Borrower has verified assets of $XXX which is sufficient to close and meet reserve requirement.	XX/XX/XXXX: Cleared. Documents Requested Received. Per Settlement Statement, funds to close is $XXX. Borrower has verified assets of $XXX which is sufficient to close and meet reserve requirement.	D	A	D	A	D	A	D	A	D	A
DWEOI2G2FUM	XXXXXXXX	XXXXXX	Credit	Property	Resolved	Resolved	DWEOI2G2FUM-MMFXQ9QT	FEMA Declaration - (Public)	* FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection (Lvl R)
The loan file was missing a post-disaster property inspection. The property was in XXX, New York, which was declared a FEMA Disaster Area XX/XX/XXXX due to Remnants of Hurricane XXX. The Appraisal in the loan file was as of XX/XX/XXXX. Provide a current Property Inspection for review.

XX/XX/XXXX: Not cleared. The documentation sent by the seller is dated XX/XX/XXXX which is prior to the FEMA Disaster declaration.
XX/XX/XXXX: Cleared. Received post disaster inspection from XXX dated XX/XX/XXXX with no damage to property.

XX/XX/XXXX: Not cleared. The documentation sent by the seller is dated XX/XX/XXXX which is prior to the FEMA Disaster declaration.
XX/XX/XXXX: Cleared. Received post disaster inspection from XXX dated XX/XX/XXXX with no damage to property.
															C	A	C	A	C	A	C	A	C	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	P53QUPGDCGU-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	Missing the settlement statement.			Cleared. Documents Requested Received.	Cleared. Documents Requested Received.	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	CFP2WEB0RN3-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)
The guidelines appraisal requirements for loan amounts < $XXX indicates if Appraisal-ARR/CDA variance exceeds 10%, second full interior/exterior independent appraisal required Once the second appraisal is received the lower of two appraised values is to be used in LTV calculations. The file included a value reconcilation located on page 858 which reflected a variance of 12.2%. The file did not include a full second appraisal as required by the guidelines.
													Exception Resolved. Lender closing the loan using the lower value noted on the XXX report to close the loan - 60% ltv.	Exception Resolved. Lender closing the loan using the lower value noted on the XXX report to close the loan - 60% ltv.	D	A	D	A	D	A	D	A	D	A
HRGNCXWMHTD	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	HRGNCXWMHTD-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl 2)
The subject transaction 75% LTV/CLTV Cash-Out transaction required a minimum 740 FICO per the guidelines, the Guarantors FICO was 698 (Pg 663) resulting in a maximum allowed 65% LTV. There was an approved exception (Pg 6) in the file allowing a 75% LTV cash-out with mitigating factors being the subject property was fully occupied and a 1.6% DSCR.
DSCR of 1.6% exceeds minimum of 1.0% required. Subject property fully occupied.
Client provided Post Close Exception Form dated XX/XX/XXXX: Cash Out Refi for property owned less than 18 months with borrower FICO of 698 for 10% LTV/CLTV exceptoin and 5% LTC exception, based on review of file. Loan was purXXXd less than 18 months prior to the origination of this cash out refiannce (14 mths). Per guidelines when a borrower has a 698 FCIO and the property was purhcased less than 18 months prior, there is a LTV cap of 65% and the LTC can be no more than 5% more than the 65% LTV (70% LTC). This loan was a LTV of 75% and a LTC of 75%. We have gradnted a 10% LTV and a 5% LTC exception on this loan.

XX/XX/XXXX 10% LTV Exception Remains. Borrower purXXXd property XX/XXXX for $XXX. Appraised value $XXX. No mention of why purXXX price was signficiation lower than appraisal value. Based on appraisal there have been no improvements to the property since purXXX.

XX/XX/XXXX 10% LTV Exception Remains. Borrower purXXXd property XX/XXXX for $XXX. Appraised value $XXX. No mention of why purXXX price was signficiation lower than appraisal value. Based on appraisal there have been no improvements to the property since purXXX.
															C	B	C	B	C	B	C	B	C	B
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	Missing the appraisal and rent schedule.		XX/XX/XXXX Client provided Appraisal with Rent Schedule.	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Missing the Note.		XX/XX/XXXX Client provided Commerical Promissory Note	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	Missing the credit report.		XX/XX/XXXX Client provided Credit Report for Guarantor	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Missing Business Purpose rider.		XX/XX/XXXX Client provided the mortgage and affidavit	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-XSZ7Z83G	Required rider to note is missing	* Required rider to note is missing (Lvl R)	Missing the Guaranty.		XX/XX/XXXX Client providedsgigned Personal Guaranty	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Valuation	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	Missing the flood certificate.		Client provided Flood Cert - property not in flood zone	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WEGS30JFSVO-XSZ7Z83G	Required rider to note is missing	* Required rider to note is missing (Lvl R)	Missing the Guaranty.		Client provided Guaranty	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	P53QUPGDCGU-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	The loan is a cash out review with a foreign national and requires 12 months reserves. Total verified assets are $XXXand required are $XXX resulting in a shortage of $XXX
XX/XX/XXXX Client Reponse: After receipt of cash proceeds borrower has 87.3 - in excess of 7 years of payments. Property has been owned by the Borrowing Entity, a XXX, since XXX. The guarantors are experienced landlords for income producing property and this is not their only holding. The Guarantors are the controlling members of the LLC and have been for many years although foreign national. The unit has long term rental history through multiple tenants.

XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash our proceeds may be used for reserve requirements.
XX/XX/XXXX Exception Remains. Final Grade 2/B. The loan is a cash out refinance with $XXXX to borrower at closing. The assets provided total .XXX months.

XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash our proceeds may be used for reserve requirements.
XX/XX/XXXX Exception Remains. Final Grade 2/B. The loan is a cash out refinance with $XXXX to borrower at closing. The assets provided total .XXX months.
															C	A	C	A	C	A	C	A	C	A
P53QUPGDCGU	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	P53QUPGDCGU-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Exception Remains. Final Grade 2/B. The loan is a cash out refinance with $XXX to borrower at closing. The assets provided total .XXX months.	Business Established for 9 years. Borrower has owned subject property for 9 years
XX/XX/XXXX Client Reponse: After receipt of cash proceeds borrower has 87.3 - in excess of 7 years of payments. Property has been owned by the Borrowing Entity, a XXX, since XXX. The guarantors are experienced landlords for income producing property and this is not their only holding. The Guarantors are the controlling members of the LLC and have been for many years although foreign national. The unit has long term rental history through multiple tenants.
													XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash our proceeds may be used for reserve requirements. Using cash our fromHUD1 $XXX for reserves.	XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash our proceeds may be used for reserve requirements. Using cash our fromHUD1 $XXX for reserves.	C	A	C	A	C	A	C	A	C	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WEGS30JFSVO-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	Verified liquid reserves totaling $XXX (Pg 627, 667) were short $XXX from the XXX DSCR Guidelines XX/XX/XXXX guidelines required 6 months PITIA totaling $XXX	DSCR is 2.077 which is 1.077 greater than minimum DSCR of 1.00 Cash in hand of $XXX not used for reserves
XX/XX/XXXX Client Response: After receipt of the cash proceeds borrower has 64.74 months of PITIA on all properties combined- In excess of 5 years of PITIA. The borrower is an experienced property manager with at least 12 properties owned in the past 2 years. She has a FICO score of 721; the credit report rates 13 mortgages and commercial loans, all paid as agreed. Borrower has $XXX in liquid reserves plus an additional liquid $XXX in cash proceeds from this refinance. The Invigorate/XXX Single Asset DSCR guidelines do not specifically address the requirements for multiple property collateralized loans, they are reviewed on a case by case basis and this loan is supported significantly.
													XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash out proceeds may be used for reserves. XX/XX/XXXX: Not cleared. Requested documents not received.	XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash out proceeds may be used for reserves. XX/XX/XXXX: Not cleared. Requested documents not received.	C	A	C	A	C	A	C	A	C	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	WEGS30JFSVO-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	Verified liquid reserves totaling $XXX (Pg 627, 667) were short $XXX from the XXX DSCR Guidelines XX/XX/XXXX guidelines required 6 months PITIA totaling $XXX	DSCR is 2.077 which is 1.077 greater than minimum DSCR of 1.00 Cash in hand of $XXX not used for reserves
After receipt of the cash proceeds borrower has XXX months of PITIA on all properties combined- In excess of 5 years of PITIA. The borrower is an experienced property manager with at least 12 properties owned in the past 2 years. She has a FICO score of 721; the credit report rates 13 mortgages and commercial loans, all paid as agreed. Borrower has $XXX in liquid reserves plus an additional liquid $XXX in cash proceeds from this refinance. The Invigorate/XXX Single Asset DSCR guidelines do not specifically address the requirements for multiple property collateralized loans, they are reviewed on a case by case basis and this loan is supported significantly.
													XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash out proceeds may be used for reserves. XX/XX/XXXX: Not cleared. Requested documents not received.	XX/XX/XXXX Exception Resolved. Based on updated guidance from client, cash out proceeds may be used for reserves. XX/XX/XXXX: Not cleared. Requested documents not received.	C	A	C	A	C	A	C	A	C	A
P1XCATIPM4F	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	P1XCATIPM4F-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with -5.7% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

															D	A	D	A	D	A	D	A	D	A
SSHLCHGKOI5	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	SSHLCHGKOI5-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing the Thid Party Valuation Product - XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

															D	A	D	A	D	A	D	A	D	A
HRGNCXWMHTD	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	HRGNCXWMHTD-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXXwith +3.8% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

															D	A	D	A	D	A	D	A	D	A
SCVAK5EGJOF	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	SCVAK5EGJOF-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
DWEOI2G2FUM	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	DWEOI2G2FUM-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	The loan file was missing Third Party Valuation Product to support the appraisal value within 10% variance.		Lender provided XXX Reconcilation dated XX/XX/XXXX with value of $XXX and -3.6% varaince.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	WEGS30JFSVO-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal vlaue for each of the 8 properties.		Client provided XXX Value Reconciliation for 1 property XXX dated XX/XX/XXXX with value of $XXX with -2.1% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation for 1 of 8 properties . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) for all properties.
XX/XX/XXXX: Not cleared. Seller sent 1 XXX  review forXXX

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation for 1 of 8 properties . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) for all properties.
XX/XX/XXXX: Not cleared. Seller sent 1 XXX  review forXXX
															D	A	D	A	D	A	D	A	D	A
0JW5UBMUQRV	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	0JW5UBMUQRV-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing the Desk Reivew per the XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.		Client provided XXX Reconciliation dated XX/XX/XXXX with As Is Value $XXX - 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not cleared. Provided XXX  Reconcilation. Client guidelines required a Proteck ARR or XXX CDA. Please provide one of the two required documents.

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not cleared. Provided XXX  Reconcilation. Client guidelines required a Proteck ARR or XXX CDA. Please provide one of the two required documents.

															D	A	D	A	D	A	D	A	D	A
0BSAZ1LXBVK	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	0BSAZ1LXBVK-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuations to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX - -9.1% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not cleared. Provided XXX. Lender guidelines require an Appraisal Risk Review (Arr) or Collateral Desktop Analysis (CDA).
.

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not cleared. Provided XXX. Lender guidelines require an Appraisal Risk Review (Arr) or Collateral Desktop Analysis (CDA).
.
															D	A	D	A	D	A	D	A	D	A
BTETDGTFNQP	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	BTETDGTFNQP-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance. for all 13 blanket properties.
Client provided XXX  Value Reconciliation
XXX - dated XX/XX/XXXX $XXX -3.6% variance
XXX - dated XX/XX/XXXX $XXX 0% variance
XXX- dated XX/XX/XXXX $XXX -8.8% variance
XXX- dated XX/XX/XXXX $XXX -7.1% variance
XXX- dated XX/XX/XXXX $XXX -12.2% variance
XXX - dated XX/XX/XXXX $XXX-6.1% variance
XXX- dated XX/XX/XXXX $XXX 0% variance
XXX - dated XX/XX/XXXX $XXX0 -3.0% variance
XXX- dated XX/XX/XXXX $XXX -6.5% variance
XXX - dated XX/XX/XXXX $XXX 0% variance
XXX - dated XX/XX/XXXX $XXX -11.4% variance
XXX- dated XX/XX/XXXX $XXX -6.1% variance
XXX - dated XX/XX/XXXX $XXX-6.0% variance

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
5XFTIREHZIC	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	5XFTIREHZIC-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.
Client provided XXX Value Reconciliation
XXX - dated XX/XX/XXXX $XXX - 0.4% variance
XXX - dated XX/XX/XXXX $XXX -2.9% variance
XXX - dated XX/XX/XXXX $XXX -0.4% variance
XXX - datedXX/XX/XXXX $XXX 0% variance

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
XDGVYQ4CX4H	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	XDGVYQ4CX4H-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
YQGTLRQZLO0	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	YQGTLRQZLO0-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing the third party valuation product per the XXX DSCR Guidelines XX/XX/XXXX guidelines (Pg 14) required Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA) required.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

															D	A	D	A	D	A	D	A	D	A
HNCJ1G4TTBA	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	HNCJ1G4TTBA-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk Score available for 2-Family.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with -9.1% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
X41FONWBCIA	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	X41FONWBCIA-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
4BOKI0R04C1	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	4BOKI0R04C1-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with -3.0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains Provided XXX Reconciliation . Lender guidelines require an Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA).

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains Provided XXX Reconciliation . Lender guidelines require an Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA).

															D	A	D	A	D	A	D	A	D	A
UGGZGPDMFLF	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	UGGZGPDMFLF-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
YGHPADJI0WN	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	YGHPADJI0WN-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
4PIG4ZZOVUV	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	4PIG4ZZOVUV-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX0 with -6.0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
FEVFZBH0L33	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	FEVFZBH0L33-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
CPIOU0FHYGP	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	CPIOU0FHYGP-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Client guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA
															D	A	D	A	D	A	D	A	D	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Valuation	Value	Resolved	Resolved	551QQ3SG4XG-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% tolerance.		Client provided XXX Value Reconciliation dated XX/XX/XXXX with value of $XXX with 0% variance.
XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)

XX/XX/XXXX Exception Resolved. Based on updated guidance from XXX - XXX Reconciliation is acceptable third-party valuation product to support the original within 10% tolerance.

XX/XX/XXXX: Not Cleared. The XXX  Value Reconciliation is not acceptable as they are not an approved rated company.

XX/XX/XXXX: Exception Remains. Provided XXX  Reconciliation . Lender guidelines require Appraisal Risk Review (ARR) or Collateral Desktop Analysis (CDA)
															D	A	D	A	D	A	D	A	D	A
CFP2WEB0RN3	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	CFP2WEB0RN3-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	Missing the Mortgage.		XX/XX/XXXX Client Provided fully executed mortgage	XX/XX/XXXX Exception Resvoled	XX/XX/XXXX Exception Resvoled	D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WEGS30JFSVO-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	Missing the Mortgage.		Client provided Commerical Mortgage, Security Agreement and Fixture Filing (stamps True and Certified Copy). Dated XX/XX/XXXX $#XXX with the borrower listed as XXX	XX/XX/XXXX Exceptoin Resolved. Client confirmed entity is XXX.	XX/XX/XXXX Exceptoin Resolved. Client confirmed entity is XXX.	D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WEGS30JFSVO-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Missing the Business Purpose Affidavit.		Client provided Commerical Guaranty for loan toXXX - Guarantor listed as XXX XXX	XX/XX/XXXX Exceptrion Resolved. Client confirmed entity named XXX.	XX/XX/XXXX Exceptrion Resolved. Client confirmed entity named XXX.	D	A	D	A	D	A	D	A	D	A
BTETDGTFNQP	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	BTETDGTFNQP-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Missing evidence of insurance including rent loss for 559 and 587 Continental properties.		Client provided Fire Policy for XXX
XX/XX/XXXX Excpetion Resolved.
XX/XX/XXXX: Not clearaed. The lender provided a copy of the insurance; however, the fire policy status provided does not include the Insurance Company name, insurance agent name or the company contact number and address. Please provide the declaration page to include the insurance company information.
XX/XX/XXXX: nOT Cleared. The insurance certificate sent by seller doesn't indicate who the insurance company is.

XX/XX/XXXX Excpetion Resolved.
XX/XX/XXXX: Not clearaed. The lender provided a copy of the insurance; however, the fire policy status provided does not include the Insurance Company name, insurance agent name or the company contact number and address. Please provide the declaration page to include the insurance company information.
XX/XX/XXXX: nOT Cleared. The insurance certificate sent by seller doesn't indicate who the insurance company is.
															D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WEGS30JFSVO-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Missing the Note.		Client provided NOTE dated XX/XX/XXXX, in the amount of $XXX with a Borrower of XXX.	XX/XX/XXXX Excpetion Resolved. Client Confirmed entitiy is XXX.	XX/XX/XXXX Excpetion Resolved. Client Confirmed entitiy is XXX.	D	A	D	A	D	A	D	A	D	A
WEGS30JFSVO	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	WEGS30JFSVO-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	Missing the settlement statement.		Client provided Master Settlement Statement dated XX/XX/XXXX with the borrower name: XXX. 2 properties listed:XXX & XXX	XX/XX/XXXX Excpetion Resolved. Client confirmed entity named XXX.	XX/XX/XXXX Excpetion Resolved. Client confirmed entity named XXX.	D	A	D	A	D	A	D	A	D	A
NOVG0XEWHWH	XXXXXXXX	XXXXXX	Credit	Underwriting	Active	2: Acceptable with Warnings	NOVG0XEWHWH-H3AUY2KN	Underwriting - Missing LOE	* Underwriting - Missing LOE (Lvl 2)
Appraisal dated XX/XX/XXXX notes subject property is vacant and photos support it is not occupied. Leases in file for both untis for for a term from XX/XX/XXXX to XX/XX/XXXX. Please clarify active leases from XXX/XX but Appraisal does not support tenants moved into subject property.
												Client provided LOE confiming rental amount and receipts for rent collection, but they do not list the tenant name or address. Unable to confrim	XX/XX/XXXX Upon further review from Senior underwriter, Final Exception Grade 2/B on occupancy confirmation. Borrower hac 761 c/s, 75% ltv. VOM 0x30 mortgage history.	XX/XX/XXXX Upon further review from Senior underwriter, Final Exception Grade 2/B on occupancy confirmation. Borrower hac 761 c/s, 75% ltv. VOM 0x30 mortgage history.	D	B	D	B	D	B	D	B	D	B
0JW5UBMUQRV	XXXXXXXX	XXXXXX	Credit	Guidelines	Resolved	Resolved	0JW5UBMUQRV-VNE38QI3	Mortgage/Rental lates exceed guidelines	* Mortgage/Rental lates exceed guidelines (Lvl R)
The credit report in the file (Pg 502) documented a mortgage account x2572 that was more than 1x30 late in the late 12 months. There was a letter in the file (Pg 522) signed by the Guarantor stating the account status was due to the lenders fault was being corrected. Missing documentation to support the mortgage account status as acceptable.

This is not a mortgage - this is a time share vacation agreement as clearly depicted on the credit report "XXX" hence the 1x30 is irrelevant to our underwriting but since the credit bureau mis-coded this as a mortgage, we will address the exception. The borrower provided an LOE at the time of origination that has been provided to you for review - At the time in which we acquired the loan we confirmed via verbal verification that the Vacation Agreement was in dispute due to the fact they did not deliver or allow occupancy of the vacation units due to COVID. This was verified withXXX Sercicing Division (Part of XXX). On XX/XX/XXXX Invigorate again contactedXXX Servicing Division (Part of XXX) on the phone with the BorrowerXXXand XXX and we were advised that since XXX was unable to use the time share property due to COVID, that they have agreed to release him from his time share agreement that is associated to account # XXXX - this was verified via phone XXX-XXX-XXXX The Account Representatives name was "XXX" she would not indicate her last name and referenced legal reasons for which she is not allowed. She indicated this release was approved and that they would shortly circulate the agreement to XXX for signature and upon receipt the Vacation Agreement would be released and there would be no further obligation.

XX/XX/XXXX: Cleaared. The file included a letter of explanation from the borrower addressing the release of the timeshare. The guidelines do not specifically address timeshares; however, Fannie Mae guidelines B3-5.3-07 notes timeshare accounts are considered installment loans.

XX/XX/XXXX: Not cleared. Requested documentation not sent. Provide credit supplement or documentation from the lien holder confirming the account was not delinquent as stated in the borrower's explanation so the loan meets guidelines.

XX/XX/XXXX: Not cleared. Provided a signed explanation from the borrower that states the timeshare gave away the borrowers assigned dates and was unable to use it and the mistake on their part has been addressed; however, due to COVID the clearance has been delayed. This does not resolve that the credit report reflects more than 1x30 in the last 12 months. Provide credit supplement or documentation from the lien holder confirming the account was not delinquent as stated in the borrower's explanation so the loan meets guidelines.

XX/XX/XXXX: Cleaared. The file included a letter of explanation from the borrower addressing the release of the timeshare. The guidelines do not specifically address timeshares; however, Fannie Mae guidelines B3-5.3-07 notes timeshare accounts are considered installment loans.

XX/XX/XXXX: Not cleared. Requested documentation not sent. Provide credit supplement or documentation from the lien holder confirming the account was not delinquent as stated in the borrower's explanation so the loan meets guidelines.

XX/XX/XXXX: Not cleared. Provided a signed explanation from the borrower that states the timeshare gave away the borrowers assigned dates and was unable to use it and the mistake on their part has been addressed; however, due to COVID the clearance has been delayed. This does not resolve that the credit report reflects more than 1x30 in the last 12 months. Provide credit supplement or documentation from the lien holder confirming the account was not delinquent as stated in the borrower's explanation so the loan meets guidelines.

															C	A	C	A	C	A	C	A	C	A
HRYR3RZZYBA	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	HRYR3RZZYBA-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Title commitment proposed insured amount was $XXX (Pg 96), the Note loan amount was $XXX (Pg 86).		Client provided Alta Short Form Loan POlicy with amount of insurance $XXX	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
YGHPADJI0WN	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	YGHPADJI0WN-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)
The loan file is missing a final Hazard Insurance Policy and/or declarations from the insurer, and closed on an Agent's Binder only, page 129. Provide the Hazard Insurance policy and/or declarations page for review.
													XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The declaration does not reflect the correct street address. The correct house number is 1434, the declaration page reflects 434.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The declaration does not reflect the correct street address. The correct house number is 1434, the declaration page reflects 434.	C	A	C	A	C	A	C	A	C	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Assets Insufficient	Resolved	Resolved	551QQ3SG4XG-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	The HUD-1 reflects $XXX due at closing. The documentation contained in the loan file verified $XXX in liquid assets. The borrower is short $XXX to meet the closing cost requirement.		XX/XX/XXXX: 2 transactions on to XXX on XXX for $99,000 and another on XXX account for $XXX both on 7/23 totaling $XXX	XX/XX/XXXX: Cleared. Loan file contains TD Bank statement (p.396) shows $XXX paid toXXX and XXX (p.77) shows $XXX paid toXXX	XX/XX/XXXX: Cleared. Loan file contains TD Bank statement (p.396) shows $XXX paid toXXX and XXX (p.77) shows $XXX paid toXXX	C	A	C	A	C	A	C	A	C	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	551QQ3SG4XG-A18SSBZJ	Borrower(s) Cash to Close Requirement (Fail)	* Borrower(s) Cash to Close Requirement (Fail) (Lvl R)	The HUD-1 reflects $XXX due at closing. The documentation contained in the loan file verified $XXX in liquid assets. The borrower is short $XXX to meet the closing cost requirement.		XX/XX/XXXX: 2 transactions on to XXX on XXX for $99,000 and another on XXX account for $XXX both on 7/23 totaling $XXX	XX/XX/XXXX: Cleared. Loan file contains TD Bank statement (p.396) shows $XXX paid toXXX and XXX (p.77) shows $XXX paid toXXX	XX/XX/XXXX: Cleared. Loan file contains TD Bank statement (p.396) shows $XXX paid toXXX and XXX (p.77) shows $XXX paid toXXX	C	A	C	A	C	A	C	A	C	A
X41FONWBCIA	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	X41FONWBCIA-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Preliminary Title did not include the mortgagee coverage amount. Provide the Final Title Policy for review.			XX/XX/XXXX: Cleared. The file included the loan escrow instructions reflecting a higher insured amount than the subject closing. The final title will be issued with the correct final loan amount.	XX/XX/XXXX: Cleared. The file included the loan escrow instructions reflecting a higher insured amount than the subject closing. The final title will be issued with the correct final loan amount.	C	A	C	A	C	A	C	A	C	A
YGHPADJI0WN	XXXXXXXX	XXXXXX	Credit	Credit	Resolved	Resolved	YGHPADJI0WN-GBS1PN5O	Borrower(s) Flood Insurance Requirements (Fail)	* Borrower(s) Flood Insurance Requirements (Fail) (Lvl R)
The loan file is missing a final Flood Insurance Policy and/or declarations from the insurer, and closed on an expired Quote only, page 489. Flood Insurance was not escrowed at closing according to the HUD-1, page 289. Provide the Flood Insurance policy and/or Declarations page and proof of payment for review.

XX/XX/XXXX: Cleared. The individual is the guarantor.

XX/XX/XXXX: Not cleared. The flood insurance policy reflects the name of the insured is an individual. The loan closed in the name of an entity. The declaration page did not reflect additional insured.

XX/XX/XXXX: Cleared. The individual is the guarantor.

XX/XX/XXXX: Not cleared. The flood insurance policy reflects the name of the insured is an individual. The loan closed in the name of an entity. The declaration page did not reflect additional insured.
															C	A	C	A	C	A	C	A	C	A
DWEOI2G2FUM	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	DWEOI2G2FUM-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl 2)	The DSCR of 0.864 did not meet the 1.0 minimum requirements using the lower market rent of $XXX. Loan originated using the Lease rent $XXX and DSCR 1.019.
The loan underwrite was based upon our exception and returns a DSCR of 1.019. The debt service coverage ratio is 1.019 based on actual leases in place. The monthly rent is $XXX per the lease provided. PITI is $XXX (PI $XXX per Note, taxes are $XXX per month based on tax bill provided (exclusive of any discounts in place); Insurance is $XXX based on insurance premium documented). DSCR is $XXX/$XXX = 1.019.We allowed this loan to be underwritten using the in place lease with monthly rent of $XXX vs the Market Rent of $XXX. Guidelines allow for a PurXXX of an SFR to be vacant - this property is already stabilized. Upon review of the market rent assessment, it was clear that the rental comps to derive the market rent are smaller than the subject and thus the in place rent supported. This exception is additionally adequately offset by other compensating factors: we allow up to an 80% LTV for the PurXXX and this loan is a 59.92% LTV. Guarantor FICO is 749 and good payment history.
													XX/XX/XXXX: Exception Remains. Final Grade B. 59.92% LTV, C/s 749. Lease in files for a term of 1 year at $XXX. Copy of Deposit check dated XX/XX/XXXX for $XXX.	XX/XX/XXXX: Exception Remains. Final Grade B. 59.92% LTV, C/s 749. Lease in files for a term of 1 year at $XXX. Copy of Deposit check dated XX/XX/XXXX for $XXX.	C	B	C	B	C	B	C	B	C	B
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	551QQ3SG4XG-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	Mortgage document is missing		XX/XX/XXXX Client provided Certified copy of the Commerical Mortgage, Security Agreement and Fixutre Filing, executed by borrowing entity.	XX/XX/XXXX: Exception Resolved	XX/XX/XXXX: Exception Resolved	D	A	D	A	D	A	D	A	D	A
551QQ3SG4XG	XXXXXXXX	XXXXXX	Credit	Doc Issue	Resolved	Resolved	551QQ3SG4XG-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	Note is missing		XX/XX/XXXX Client provided fully executed Commerical Promissory note	XX/XX/XXXX: Exception Resolved	XX/XX/XXXX: Exception Resolved	D	A	D	A	D	A	D	A	D	A
2WGVCMHW2MO	XXXXXXXX	XXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	2WGVCMHW2MO-DGESHZTC	Personal Guar. > 50% Ownshp Didn't Meet FICO Reqs	* One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements (Lvl 2)
The subject review 75% LTV/CLTV exceeded the XXX DSCR Guidelines maximum 70% LTV/CLTV for the Guarantors 701 FICO (Pg 332) the guidelines required a 740+ FICO for a 75% LTV/CLTV and there was no exception request and or approval in the file.

The Underwriting Guidelines are for Single Asset DSCR Loans and do not specifically define characteristics for LTV for multi-property loans. These loans are reviewed on a case by case basis. This loan is collateralized by 2 properties XXX, XXX, GA. We are comfortable with the 75% LTV based on the diversification and multiple collateral metric. In addition, we had experience with this borrower in that each property was financed previously and separately and both loans were serviced by XXX the sister company of Invigorate and the servicer for XXX DSCR Program. We verified the performance of both loans and these loans were paid off individually at the closing of this new multiple property loan. VOM uploaded to the site confirms that both loans were paid as agreed and proof of payoff is shown by settlement statement. Loan was approved based on positive experience with the borrower, a 700+ FICO and diversified collateral.
													XX/XX/XXXX: Upon further reivew by senior underwriter; Final Exception Grad 2/B for 5% LTV excpetion. Borrower have 0x30 mortgage history for both properties.	XX/XX/XXXX: Upon further reivew by senior underwriter; Final Exception Grad 2/B for 5% LTV excpetion. Borrower have 0x30 mortgage history for both properties.	C	B	C	B	C	B	C	B	C	B